Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Colorado Center [Member]
Schedule of Lease Amount Due at Base Rate	The amounts due at the base rate are as follows:
Period	Amount Due
2018	$32,000

Parker Road Campus, LLC [Member]
Schedule of Lease Amount Due at Base Rate	The amounts due at the base rate are as follows:
Period	Amount Due
2018	$28,000
2019	$28,000
2020	$7,000